CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash Flows from Operating Activities
Net (loss) income	$ (1,020,930)	$ 9,626,072
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Gain on marketable securities (net), dividends and interest, held in Trust Account	(4,711,256)	(1,121,345)
Formation and operating expenses funded by note payable through Sponsor	87,810	(6,499)
Change in fair value of derivative warrant liabilities	387,600	(10,404,000)
Formation and operating expenses paid in exchange for Founder Shares		(202,458)
Changes in operating assets and liabilities:
Prepaid and other assets	271,966	286,722
Accounts payable	5,675,205	28,540
Accrued expenses	(656,672)	1,383,234
Net cash provided by (used in) operating activities	33,723	(409,734)
Cash Flows from Investing Activities
Redemption of Class A ordinary shares	189,434,603
Net cash provided by investing activities	189,434,603
Cash Flows from Financing Activities
Redemption of Class A ordinary shares	(189,434,603)
Proceeds from note payable and advances from related party	270,000
Deferred legal fees paid	(343,437)
Net cash used in financing activities	(189,508,040)
Net decrease in cash	(39,714)	(409,734)
Cash - beginning of period	48,126	503,204
Cash - end of period	8,412	93,470
Supplemental disclosure of noncash investing and financing activities:
Remeasurement of Class A ordinary shares to redemption value	4,711,256	1,042,189
Deferred underwriting fees payable		(7,847,542)
Offering costs and formation costs paid through promissory note - related party		$ 201,962